Basic and Diluted Net Loss per Share -Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss) income	$ (120,380)	$ (72,355)	$ (3,115)
Less: cumulative undeclared dividends on convertible redeemable preferred shares	0	0	(6,715)
Less: accretion on convertible redeemable preferred shares to redemption value	0	0	(193,466)
Net loss attributable to Agora, Inc.'s ordinary shareholders	$ (120,380)	$ (72,355)	$ (203,296)
Denominator:
weighted-average ordinary shares outstanding- basic	446,426,914	440,864,190	268,849,967
weighted-average ordinary shares outstanding- diluted	446,426,914	440,864,190	268,849,967
Basic loss per share	$ (0.27)	$ (0.16)	$ (0.76)
Diluted loss per share	$ (0.27)	$ (0.16)	$ (0.76)